Financial Risks	12 Months Ended
Mar. 31, 2017
Notes to Financial Statements
Financial Risks

17 - FINANCIAL RISKS

FOREIGN EXCHANGE RISK

The Company operates internationally, giving rise to significant exposure to market risks from changes in foreign exchange rates. The Company’s financial assets are in the form of cash and cash equivalents held at institutions with high quality credit ratings. A hypothetical 10% change in the value of one Brazilian real expressed in U.S. dollars during the year ended March 31, 2017 would have caused an approximate $24,547 change in the Company’s revenue for the fiscal year 2017. The Company is exposed to exchange risk due to the timing of the movement of funds between subsidiaries and the parent company related to the transfer pricing agreement and the pricing of contracts in non-functional currencies. Financial instruments denominated in foreign currencies that lead to foreign exchange risk when funds are moved include:

Cash and cash equivalents includes the following amounts in their source currency:

	March 31, 2017	March 31, 2016

Canadian dollars	231,785	165,874
US dollars	78,366	17,292
Brazilian reals	523,305	1,161,324

Accounts receivable include the following amounts receivable in their source currency:

	March 31, 2017	March 31, 2016

Canadian dollars	86,759	20,113
US dollars	-	8,970
Brazilian reals	51,968	120,097

Accounts payable include the following amounts payable in their source currency:

	March 31, 2017	March 31, 2016

Canadian dollars	20,288	9,729
US dollars	-	1,661
Brazilian reals	16,399	-

Accrued liabilities include the following accruals in their source currency:

	March 31, 2017	March 31, 2016

Canadian dollars	23,506	41,674
Brazilian reals	4,611	33,333

The Company does not use derivative financial instruments to reduce its foreign exchange risk exposure.

CREDIT RISK

The Company is exposed to credit-related losses in the event of non-performance by counterparties to financial instruments. Credit exposure is minimized by dealing with only creditworthy counterparties in accordance with established credit approval policies.

Concentration of credit risk in accounts receivable is indicated below by the percentage of the total balance receivable from customers in the specified geographic area:

	March 31, 2017	March 31, 2016

Canada	80%	27%
North America, excluding Canada	-%	15%
South America	20%	58%
	100%	100%

FAIR VALUE

The carrying values of accounts receivable, investment tax credits receivable, accounts payable and accrued liabilities approximate their fair value due to the relatively short periods to maturity of the instruments.